Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables.
Trade and other receivables
9	Trade and other receivables

(a)	Carrying amounts

	2024	2023
	US $ in millions

Non-current other receivables	61.0	97.9

Current trade and other receivables

Trade receivables	765.2	404.9

Other receivables
Insurance recoveries (see also Note 16)	36.6	30.6
Government institutions	23.6	27.4
Prepaid expenses	25.1	34.0
Other receivables (*)	83.1	99.6
	168.4	191.6

	933.6	596.5

(*) As at December 31, 2024, mainly includes receivables related to vessel owners and interest receivables. The Group’s exposure to credit and market risks is disclosed in Note 29.

(b)	Factoring arrangements

(i)
In August 2019, the Group entered into a revolving arrangement with a financial institution, for the recurring sale of portion of receivables, designated by the Group. The sale of the receivables under this arrangement meets the conditions for derecognition of financial assets as prescribed in IFRS 9 (Financial Instruments).

As at December 31, 2024 and 2023, no amounts were withdrawn under this arrangement. In October 2024, the agreement was renewed for an additional period ending October 2027.

(ii)
In June 2023 the Company (and its wholly owned digital freight forwarded subsidiary, Ship4WD) entered into an agreement with a factoring service provider, for the recurring sale of receivables, as part of the Company's initiatives to provide its customers with additional services, including trade credit. The sale of the receivables under this arrangement meets the conditions for derecognition of financial assets as prescribed in IFRS 9.

(c)
Credit line to an investee

In January 2023, the Company entered into a transaction with the above-mentioned factoring service provider (see section b(ii)), according to which the Company made an equity investment in this entity and agreed to provide it a three-year revolving credit facility, secured by account receivables, of up to approximately US$100 million. According to the terms, the Company will be entitled to exercise warrants to preferred shares of the factoring service provider, in tranches based on amounts drawn. As at December 31, 2024, the factoring service provider drew under this arrangement an aggregated amount of US$ 3 million.